NET (LOSS) PER ORDINARY SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) attributable to 9F Inc.	¥ (234,908)	$ (36,860)	¥ (2,258,895)	¥ (2,159,576)
Change in redemption value in Series A preferred shares | ¥				(10,711)
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic | ¥	¥ (234,908)		¥ (2,258,895)	¥ (2,170,287)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic | shares	213,635,470	213,635,470	198,596,879	174,552,468
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-dilute | shares	213,635,470	213,635,470	198,596,879	174,552,468
Net (loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)
Net (loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)